Property, plant, equipment and development costs - Carrying amounts of right-of-use assets recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	$ 11,756
Addition	0	$ 1,900
Ending Balance	6,572	11,756
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	50,048	57,505
Ending Balance	40,306	50,048
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	99,779	97,356
Addition	1,478	3,946
Disposals and or/sales	(1,410)	(1,114)
Transfers		(409)
Ending Balance	99,847	99,779
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	10,491	10,491
Addition	59	0
Disposals and or/sales	0	0
Transfers		0
Ending Balance	10,550	10,491
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	58,213	56,521
Addition	741	2,283
Disposals and or/sales	(873)	(591)
Transfers		0
Ending Balance	58,081	58,213
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	31,075	30,344
Addition	678	1,663
Disposals and or/sales	(537)	(523)
Transfers		(409)
Ending Balance	31,216	31,075
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(49,731)	(39,851)
Addition	11,152	11,117
Disposals and or/sales	(1,342)	(1,114)
Transfers		(123)
Ending Balance	(59,541)	(49,731)
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(7,874)	(6,213)
Addition	1,673	1,661
Disposals and or/sales	0	0
Transfers		0
Ending Balance	(9,547)	(7,874)
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(27,364)	(21,750)
Addition	6,210	6,205
Disposals and or/sales	(804)	(591)
Transfers		0
Ending Balance	(32,770)	(27,364)
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(14,493)	(11,888)
Addition	3,269	3,251
Disposals and or/sales	(538)	(523)
Transfers		(123)
Ending Balance	$ (17,224)	$ (14,493)